Financial Instruments - Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	[1]		$ 16,800
Trade payables		$ 27,829	28,015
Provisions and accrued expenses		36,752	23,933
Other liabilities		2,015	1,803
Other employee obligations		95,098	74,511
Derivative financial instruments		6,873	6,528
Total	[2],[3]	168,567	151,590
Less than 1 Year [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	[1]		16,800
Trade payables		27,829	28,015
Provisions and accrued expenses		36,752	23,933
Other liabilities		2,015	1,803
Other employee obligations		95,098	74,511
Derivative financial instruments		6,042	4,491
Total	[2],[3]	167,736	149,553
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	[1]
Derivative financial instruments		831	2,037
Total	[2],[3]	831	2,037
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	[1]
Total	[2],[3]

[1]	Before netting off debt issuance cost of $52.
[2]	For contractual maturities of lease liabilities refer note 12.
[3]	Non-financial liabilities are explained in the financial instruments categories table above.